John Hancock

Classic Value Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 99.5%		$2,246,292,978
(Cost $2,076,951,647)

Communication services 4.8%		108,339,242

Media 4.8%
Omnicom Group, Inc.	500,222	40,127,809
The Interpublic Group of Companies, Inc.	2,976,066	68,211,433

Consumer discretionary 14.8%		334,908,981

Auto components 3.7%
Lear Corp.	661,727	83,893,749
Automobiles 2.8%
Ford Motor Company	6,661,951	63,488,393
Household durables 4.6%
Mohawk Industries, Inc. (A)	456,020	56,861,134
Newell Brands, Inc.	3,347,427	47,499,989
Textiles, apparel and luxury goods 3.7%
Gildan Activewear, Inc.	694,922	27,359,079
PVH Corp.	627,605	55,806,637

Energy 13.1%		296,428,470

Energy equipment and services 9.3%
Baker Hughes, a GE Company	1,960,899	49,787,226
Halliburton Company	3,583,196	82,413,508
National Oilwell Varco, Inc.	3,254,540	77,523,143
Oil, gas and consumable fuels 3.8%
Cenovus Energy, Inc. (B)	4,454,588	41,338,577
Royal Dutch Shell PLC, ADR, Class A	721,355	45,366,016

Financials 40.2%		908,465,785

Banks 13.6%
Bank of America Corp.	2,376,024	72,896,416
Citigroup, Inc.	1,272,918	90,580,845
JPMorgan Chase & Co.	537,719	62,375,404
Wells Fargo & Company	1,681,229	81,388,296
Capital markets 8.4%
KKR & Company, Inc., Class A	1,330,285	35,585,124
Morgan Stanley	1,518,948	67,684,323
The Goldman Sachs Group, Inc.	265,715	58,491,843
UBS Group AG (A)	2,577,126	28,786,497
Consumer finance 4.0%
Capital One Financial Corp.	976,094	90,210,607
Diversified financial services 4.9%
AXA Equitable Holdings, Inc.	2,807,732	63,117,815
Voya Financial, Inc.	861,760	48,405,059
Insurance 9.3%
American International Group, Inc.	1,636,920	91,651,148
Axis Capital Holdings, Ltd.	800,848	50,989,992
MetLife, Inc.	1,341,611	66,302,416

Health care 7.5%		168,447,214

Biotechnology 1.8%
Amgen, Inc.	219,072	40,874,454

2 JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

			Shares	Value
Health care (continued)
Health care providers and services 3.9%
Cardinal Health, Inc.			662,244	$30,284,418
McKesson Corp.			411,208	57,137,352
Pharmaceuticals 1.8%
Mylan NV (A)			1,921,100	40,150,990

Industrials 9.2%				207,032,656

Industrial conglomerates 3.5%
General Electric Company			7,623,623	79,666,860
Machinery 5.7%
Stanley Black & Decker, Inc.			447,800	66,090,802
Wabtec Corp.			788,813	61,274,994

Information technology 7.7%				173,391,714

IT services 2.9%
Cognizant Technology Solutions Corp., Class A			1,007,301	65,615,587
Software 2.0%
Oracle Corp.			799,065	44,987,360
Technology hardware, storage and peripherals 2.8%
Hewlett Packard Enterprise Company			4,369,434	62,788,767

Utilities 2.2%				49,278,916

Electric utilities 2.2%
Edison International			661,107	49,278,916

	Yield (%)		Shares	Value
Securities lending collateral 0.0%				$379,274
(Cost $379,108)
John Hancock Collateral Trust (C)	2.4297	(D)	37,902	379,274

			Par value^	Value
Short-term investments 0.8%				$17,450,000
(Cost $17,450,000)

Repurchase agreement 0.8%				17,450,000

Repurchase Agreement with State Street Corp. dated 7-31-19 at 1.300% to be repurchased at $17,450,630 on 8-1-19, collateralized by $17,630,000 U.S. Treasury Notes, 2.500% due 12-31-20 (valued at $17,802,686, including interest)			17,450,000	17,450,000

Total investments (Cost $2,094,780,755) 100.3%				$2,264,122,252
Other assets and liabilities, net (0.3%)				(5,984,132)
Total net assets 100.0%				$2,258,138,120

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $363,918.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-19.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND 3

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$2,246,292,978	$2,246,292,978	—	—
Securities lending collateral	379,274	379,274	—	—
Short-term investments	17,450,000	—	$17,450,000	—
Total investments in securities	$2,264,122,252	$2,246,672,252	$17,450,000	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	14,546,562	(14,508,660)	37,902	—	—	$5,758	$166	$379,274

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

4

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Classic Value Fund.	38Q3 07/19 9/19